Acquisitions (Details) - Schedule of value the total consideration	Sep. 30, 2022 USD ($)
Schedule Of Value The Total Consideration [Abstract]
Cash issued	$ 3,000,000
Debt issued	5,600,000
Total consideration	$ 8,600,000